Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001054556
E.I.I. REALTY SECURITIES FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	E.I.I. Realty Securities Fund
Risk/Return Supplement [Text Block]	ck0001054556_SupplementTextBlock

E.I.I. Realty Securities Trust

E.I.I. Realty Securities Fund (“Domestic Fund”)

Institutional Class

SUPPLEMENT DATED FEBRUARY 12, 2015

TO THE PROSPECTUS DATED OCTOBER 28, 2014

In the section entitled “E.I.I. Realty Securities Fund — Summary Section — Fund Expenses” on page 11 of the Prospectus, footnote 1 to the Annual Fund Operating Expenses table is hereby replaced with the following:

The Adviser has voluntarily agreed to waive a portion of its investment advisory fees and/or absorb the expenses of the Domestic Fund (excluding certain investment related and extraordinary expenses, and acquired fund fees and expenses) to the extent necessary to limit the direct total annual expenses to not more than 0.80% of the average daily net assets of the Institutional Class shares of the Domestic Fund. This expense limitation may not be amended or withdrawn until one year from the date of this Prospectus and upon notice to shareholders. To the extent that the Adviser waives investment advisory fees and/or absorbs expenses, it may seek payment or recoup a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the expense limitation stated above for the Domestic Fund or as stated in the year in which the fee was waived, as applicable.

In the section entitled “E.I.I. Realty Securities Fund — Summary Section — Fund Expenses — Example” beginning on page 11 of the Prospectus, the paragraph under the Example table is hereby replaced with the following:

Please note that the above example is an estimate of the expenses to be incurred by shareholders of the Domestic Fund. Actual expenses may be higher or lower than those reflected above. The example reflects the expense waiver/reimbursement by the Adviser for only the One Year period and the first year of the other periods presented. In circumstances where the Adviser may be in a position to recoup previously waived expenses for the Domestic Fund, to the extent applicable, the estimated impact of any recoupment would be shown in the example for the One Year or the first year of the other period in which it is available. Waivers of fund fees and expenses and their subsequent potential recoupment are subject to the parameters detailed above in the footnote to the Annual Fund Operating Expenses table.

In the section entitled “E.I.I. Realty Securities Fund — Summary Section — Principle Investment Risks” beginning on page 12 of the Prospectus, the last paragraph before “Investor Profile” is hereby replaced with the following:

Redemptions may pose additional risks to the Funds in that the Fund may need to sell assets to meet redemptions at inopportune times. The Fund may incur transaction costs, possible pricing pressure on the securities being sold, and the realization of taxable gains and losses.

Additionally, the Fund may engage in active and frequent trading of its portfolio securities. The Fund's annual portfolio turnover rate may be greater than 100%. A high portfolio turnover rate could result in high brokerage costs, lower performance, and an increase in taxable capital gains distributions to the stockholders.

Expense [Heading]	rr_ExpenseHeading	Fund Expenses
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock

The Adviser has voluntarily agreed to waive a portion of its investment advisory fees and/or absorb the expenses of the Domestic Fund (excluding certain investment related and extraordinary expenses, and acquired fund fees and expenses) to the extent necessary to limit the direct total annual expenses to not more than 0.80% of the average daily net assets of the Institutional Class shares of the Domestic Fund. This expense limitation may not be amended or withdrawn until one year from the date of this Prospectus and upon notice to shareholders. To the extent that the Adviser waives investment advisory fees and/or absorbs expenses, it may seek payment or recoup a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the expense limitation stated above for the Domestic Fund or as stated in the year in which the fee was waived, as applicable.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

Please note that the above example is an estimate of the expenses to be incurred by shareholders of the Domestic Fund. Actual expenses may be higher or lower than those reflected above. The example reflects the expense waiver/reimbursement by the Adviser for only the One Year period and the first year of the other periods presented. In circumstances where the Adviser may be in a position to recoup previously waived expenses for the Domestic Fund, to the extent applicable, the estimated impact of any recoupment would be shown in the example for the One Year or the first year of the other period in which it is available. Waivers of fund fees and expenses and their subsequent potential recoupment are subject to the parameters detailed above in the footnote to the Annual Fund Operating Expenses table.

Risk [Heading]	rr_RiskHeading	Principle Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Redemptions may pose additional risks to the Funds in that the Fund may need to sell assets to meet redemptions at inopportune times. The Fund may incur transaction costs, possible pricing pressure on the securities being sold, and the realization of taxable gains and losses.

Additionally, the Fund may engage in active and frequent trading of its portfolio securities. The Fund's annual portfolio turnover rate may be greater than 100%. A high portfolio turnover rate could result in high brokerage costs, lower performance, and an increase in taxable capital gains distributions to the stockholders.

Supplement Closing [Text Block]	ck0001054556_SupplementClosingTextBlock	Please retain this Supplement for future reference.